Supplement Dated June 10, 2021 to Your Prospectus Dated May 3, 2021

Issued by: Talcott Resolution Life Insurance Company Separate Account Seven

Personal Retirement Manager Series III
Huntington Personal Retirement Manager Series III

Issued by: Talcott Resolution Life and Annuity Insurance Company Separate Account Seven

Personal Retirement Manager Series III

This supplement updates certain information in your prospectus for insurance products issued by
Talcott Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company

Effective May 11, 2021, BlackRock (Singapore) Limited is a sub-adviser for the BlackRock Global Allocation V.I. Fund Sub-Account.

This Supplement Should Be Retained With Your Prospectus for Future Reference

HV-7858